Consolidated Balance Sheets (Parentheticals) $ in Thousands	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Accounts receivable, allowance for doubtful accounts | $	$ 265	$ 275
Common Class A [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	10,500,000	10,500,000
Common stock, shares issued (in shares)	3,287,647	3,263,647
Common stock, shares outstanding (in shares)	3,287,647	3,263,647
Common stock, votes per share	1	1
Common Class B [Member]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, shares issued (in shares)	611,784	611,784
Common stock, shares outstanding (in shares)	611,784	611,784
Common stock, votes per share	10	10